Accrued Expenses and Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses And Other Liabilities (Details) [Abstract]
Accrued salaries, wages and incentive plan compensations	$ 481,920	$ 420,613
Unapplied cash and receivable credits	198,834	158,006
Accrued insurance	187,254	162,149
Derivative financial instruments	26,578	192,729
Special charge for legal matters	115,000	115,000
Other	478,667	429,867
Interest Accrual	111,532	74,821
Accrued Operating Expenses	91,529	71,324
Total accrued expenses and other current liabilities	$ 1,787,471	$ 1,704,273